Redeemable Non-Controlling Interests (Tables)	12 Months Ended
Jun. 30, 2025
Redeemable Non-Controlling Interests [Abstract]
Schedule of Redeemable Non-Controlling Interests
Mezzanine Equity – Redeemable Non-controlling Interests	Redeemable Non-controlling Interests
Balance as of June 30, 2023	$-
Contribution from redeemable non-controlling interests	2,765,487
Attribution of net loss	(7,738)
Accretion of redeemable non-controlling interests	1,851,388
Foreign exchange adjustment	(24,153)
Balance as of June 30, 2024	4,584,984
Attribution of net loss	(421)
Foreign exchange adjustment	66,730
Balance as of June 30, 2025	$4,651,293